Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000159123 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159123 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159123 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159123 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159123 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159123 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | ASE Technology Holding
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159123 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159123 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159123 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000159123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000159123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159123 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159123 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159123 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159124 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159124 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159124 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159124 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159124 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159124 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | ASE Technology Holding
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159124 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159124 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159124 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000159124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000159124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159124 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159124 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159124 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159124 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000184325 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000184325 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000184325 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184325 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000184325 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184325 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | ASE Technology Holding
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184325 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184325 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184325 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000184325 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000184325 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000184325 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000184325 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000184325 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000184325 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000184325 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184325 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184325 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219341 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219341 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219341 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219341 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219341 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219341 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | ASE Technology Holding
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219341 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219341 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000219341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000219341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000219341 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219341 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%